Risk Management - Summary of Capital Risk Management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 132,533,400	₩ 133,631,830	₩ 120,605,365
Cash and cash equivalents	2,382,979	4,342,887	3,234,780	₩ 2,635,238
Net borrowings and debt securities	130,150,421	129,288,943
Total equity	₩ 41,362,833	₩ 37,264,750	₩ 42,000,256	₩ 65,326,706
Debt to equity ratio	314.66%	346.95%